Liabilities	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 7 - Liabilities

Accounts payables primarily consists of payables to customers who purchase phone top-up minutes from us. We usually pay off within one or two days of the transactions.

Accrued expenses primarily consist of accrued compensation to Company officer/director.